Document and Entity Information	0 Months Ended
Sep. 11, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 11, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Sep 11, 2013
Document Effective Date	Sep 11, 2013
Prospectus Date	Dec 31, 2012
BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:
Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
Risk/Return:
Trading Symbol	MIBLX

BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund

September 11, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Prospectus
dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy," "– Principal Risks" and "– Portfolio Management," and "Fund Details – BNY Mellon Asset Allocation Fund," "– Investment Risks and Other Potential Risks" and "– Management":

Effective on or about October 21, 2013 (the "Effective Date"), BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), will implement changes to the investment strategy of the portion of the large cap equities asset class of BNY Mellon Asset Allocation Fund that is invested directly in large cap equity securities.  These changes are reflected in the revised disclosure below.  There are no changes to the other investment options in the fund's large cap equities asset class or to the other asset classes in which the fund may invest.  The fund's investment objective –  to seek long-term growth of principal in conjunction with current income –  will not change.

The fund's portfolio managers for the portion of the fund's assets that is invested directly in large cap equity securities will seek to implement these changes to the fund's investment strategy in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders.

******

As of the Effective Date, the fund will continue to invest the portion of the fund's assets allocated to the large cap equities asset class by normally investing directly in the equity securities of large-cap companies (generally those with market capitalizations of $5 billion or more at the time of purchase), or in underlying funds that generally focus on stocks of large-capitalization companies.  Generally, these are established companies that are considered "known quantities."  Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

The portion of the fund's assets that is invested directly in large cap equity securities is invested principally in common stocks, but its direct stock investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs).

In selecting large cap equity securities in which the fund invests directly, the portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large-cap stocks in the U.S. stock market.  The fund also may invest directly in foreign stocks.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities use a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR) based on:

•  a long-term relative valuation model that utilizes forward looking estimates of risk and return;

• an Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows.  Measures of ES help stock selection strategy by tilting the selection away from stocks with poor ES and tilting it towards stocks with strong ES; and

• a set of Behavioral Factors, including earnings revisions and share buybacks that provide the portfolio managers with information about potential misvaluations of stocks.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities construct that portion of the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure.  Within each sector and style subset, the portfolio managers overweight the most attractive stocks and underweight or zero weight the stocks that have been ranked least attractive.  This approach differs from conventional portfolio management in that, generally, the portfolio managers will strictly adhere to underlying models in selecting portfolio securities for the portion of the fund's assets that is invested directly in large cap equity securities.  In unusual circumstances, these portfolio managers may deviate from the models used to select the direct large cap equity holdings for the fund.

The portion of the fund's assets that is invested directly in large cap equity securities typically will hold between 100 and 175 securities selected using these models.  The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities will periodically rebalance that portion of the fund's portfolio, which will result in changes in fund holdings.  These portfolio managers may enhance the models from time to time, depending on their ongoing research efforts.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities monitor the direct large cap equity holdings in the fund's portfolio, and consider selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive.  These portfolio managers also may sell a large cap security directly held by the fund if an event occurs that contradicts the portfolio managers' rationale for owning it, such as deterioration in the company's fundamentals.  In addition, these portfolio managers may sell a large cap security directly held by the fund if better investment opportunities emerge elsewhere.  These sell decisions generally are based on the portfolio managers' adherence to the underlying models.

The portion of the fund's assets that is invested directly in large cap equity securities generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Standard & Poor's® 500 Composite Stock Price Index.

******

Investment Risks

In addition to the investment risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to leverage risk described in the fund's prospectus.

Label	Element	Value
BNY Mellon Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock

September 11, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Prospectus
dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy," "– Principal Risks" and "– Portfolio Management," and "Fund Details – BNY Mellon Asset Allocation Fund," "– Investment Risks and Other Potential Risks" and "– Management":

Effective on or about October 21, 2013 (the "Effective Date"), BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), will implement changes to the investment strategy of the portion of the large cap equities asset class of BNY Mellon Asset Allocation Fund that is invested directly in large cap equity securities.  These changes are reflected in the revised disclosure below.  There are no changes to the other investment options in the fund's large cap equities asset class or to the other asset classes in which the fund may invest.  The fund's investment objective –  to seek long-term growth of principal in conjunction with current income –  will not change.

The fund's portfolio managers for the portion of the fund's assets that is invested directly in large cap equity securities will seek to implement these changes to the fund's investment strategy in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders.

******

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the fund will continue to invest the portion of the fund's assets allocated to the large cap equities asset class by normally investing directly in the equity securities of large-cap companies (generally those with market capitalizations of $5 billion or more at the time of purchase), or in underlying funds that generally focus on stocks of large-capitalization companies.  Generally, these are established companies that are considered "known quantities."  Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

The portion of the fund's assets that is invested directly in large cap equity securities is invested principally in common stocks, but its direct stock investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs).

In selecting large cap equity securities in which the fund invests directly, the portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within large-cap stocks in the U.S. stock market.  The fund also may invest directly in foreign stocks.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities use a proprietary valuation model that identifies and ranks stocks (Composite Alpha Ranking or CAR) based on:

•  a long-term relative valuation model that utilizes forward looking estimates of risk and return;

• an Earnings Sustainability (ES) model that gauges how well earnings forecasts are likely to reflect changes in future cash flows.  Measures of ES help stock selection strategy by tilting the selection away from stocks with poor ES and tilting it towards stocks with strong ES; and

• a set of Behavioral Factors, including earnings revisions and share buybacks that provide the portfolio managers with information about potential misvaluations of stocks.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities construct that portion of the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure.  Within each sector and style subset, the portfolio managers overweight the most attractive stocks and underweight or zero weight the stocks that have been ranked least attractive.  This approach differs from conventional portfolio management in that, generally, the portfolio managers will strictly adhere to underlying models in selecting portfolio securities for the portion of the fund's assets that is invested directly in large cap equity securities.  In unusual circumstances, these portfolio managers may deviate from the models used to select the direct large cap equity holdings for the fund.

The portion of the fund's assets that is invested directly in large cap equity securities typically will hold between 100 and 175 securities selected using these models.  The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities will periodically rebalance that portion of the fund's portfolio, which will result in changes in fund holdings.  These portfolio managers may enhance the models from time to time, depending on their ongoing research efforts.

The portfolio managers of the portion of the fund's assets that is invested directly in large cap equity securities monitor the direct large cap equity holdings in the fund's portfolio, and consider selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive.  These portfolio managers also may sell a large cap security directly held by the fund if an event occurs that contradicts the portfolio managers' rationale for owning it, such as deterioration in the company's fundamentals.  In addition, these portfolio managers may sell a large cap security directly held by the fund if better investment opportunities emerge elsewhere.  These sell decisions generally are based on the portfolio managers' adherence to the underlying models.

The portion of the fund's assets that is invested directly in large cap equity securities generally attempts to have a neutral exposure to sectors, industries and capitalizations relative to the Standard & Poor's® 500 Composite Stock Price Index.

******

Risk [Heading]	rr_RiskHeading	Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition to the investment risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to leverage risk described in the fund's prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012